ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Accounts receivable	35,091	31,478
Less: allowance for doubtful accounts	-	-

Accounts receivable	35,091	31,478

Movement of allowance for doubtful accounts was as follow:

	As of December 31,
	2010	2011
	RMB	RMB

Balance as of January 1	-	-
Charged to expenses	540	-
Written off	(540)	-

Balances as of December 31	-	-